Debt and Capital Lease Obligations (UPC Holding Senior Notes Details of Borrowings) (Schedule) (Details) € in Millions, $ in Millions	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Principal amount outstanding		$ 44,612.2
Estimated fair value		46,151.1	$ 44,229.0
Carrying value		44,611.4	42,856.0
UPC Holding Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount outstanding		2,397.0
Estimated fair value		2,603.6	3,297.4
Carrying value		2,391.6	$ 3,099.2
UPC Holding Senior Notes 8.375 Debt [Member]
Debt Instrument [Line Items]
Principal amount outstanding	€ 640.0	774.4
Estimated fair value		833.4
Carrying value		774.4
UPC Holding Senior Notes 6.375 Debt [Member]
Debt Instrument [Line Items]
Principal amount outstanding	600.0	726.0
Estimated fair value		786.8
Carrying value		720.6
UPC Holding 6.75% Euro Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount outstanding	450.0	544.5
Estimated fair value		597.3
Carrying value		544.5
UPC Holding 6.75% CHF Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount outstanding	€ 350.0	352.1
Estimated fair value		386.1
Carrying value		$ 352.1